Treasury Stock	12 Months Ended
Dec. 31, 2014
Treasury Stock [Abstract]
Treasury Stock

20. Treasury Stock

On July 30, 2012, the Company’s Board of Directors approved a share repurchase program. Under the terms of the approved program (“Share Repurchase Program”), the Company may repurchase and cancel up to US$20.0 million worth of its outstanding ADSs from time to time for a period not to exceed twelve months.

In May 2014, the Company’s Board of Directors approved a new share repurchase program (“New Share Repurchases Program”), the Company has been authorized to repurchase up to US$50.0 million worth of its outstanding ADSs for a period not to exceed twelve months.

During the years ended December 31, 2012 and 2013, the Company had repurchased 2,273,695 and 2,524,574 ADSs, respectively, on the open market for considerations of US$8.3 million (RMB52.5 million) and US$11.7 million (RMB72.6 million), respectively. As of December 31, 2013, the Company has repurchased a total of 4,798,269 ADSs for a total consideration of US$20.0 million (RMB125.1 million). In 2013, all treasury stocks repurchased had been cancelled for an aggregate consideration of US$20.2 million (RMB126.6 million) including cancellation fees of US$0.2 million (RMB1.5 million). For the year ended December 31, 2014, the Company has repurchased a total of 4,021,073 ADSs (representing 32,168,584 ordinary shares) under the New Share Repurchases Program for a total consideration of US$39.2 million (RMB241.3 million) and cancelled a total of 30,128,928 of those ordinary shares for an aggregate consideration of US$37.3 million (RMB229.1 million) including cancellation fees of US$0.2 million (RMB1.2 million). As of December 31, 2014, the Company has a total of 2,039,656 shares treasury stocks.